JPMORGAN TRUST I

JPMorgan U.S. Equity Funds
JPMorgan Capital Growth Fund
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
JPMorgan Value Discovery Fund
Prospectuses dated November 1, 2008

JPMorgan Income Funds
JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
Prospectus dated July 1, 2008

JPMorgan Income Funds
JPMorgan Strategic Income Opportunities Fund
Prospectus dated August 11, 2008, as supplemented  November 28, 2008

JPMorgan Income Funds
JPMorgan Total Return Fund
Prospectus dated June 5, 2008

JPMorgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Prospectus dated July 1, 2008

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
Prospectus dated February 28, 2009

JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware High Income Fund
Prospectus dated July 1, 2008

JPMorgan International Equity Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Prospectuses dated February 28, 2009

JPMorgan International Equity Funds
JPMorgan Emerging Economies Fund
Prospectus dated February 28, 2009

JPMorgan Specialty Funds
Highbridge Statistical Market Neutral Fund
JPMorgan International Realty Fund
JPMorgan Market Neutral Fund
Prospectuses dated February 28, 2009

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
Prospectus dated November 1, 2008

JPMorgan International Funds
JPMorgan Global Focus Fund
JPMorgan International Currency Income Fund
JPMorgan International Markets Fund
Prospectuses dated February 28, 2009

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Prospectuses dated February 28, 2009

JPMORGAN TRUST II

JPMorgan U.S. Equity Funds
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2008

JPMorgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Ultra Short Duration Bond Fund
Prospectus dated July 1, 2008

JPMorgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan West Virginia Municipal Bond Fund
Prospectus dated July 1, 2008

JPMorgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 28, 2009

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2009

JPMorgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2008

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan U.S. Equity Funds
JPMorgan Growth Advantage Fund
Prospectuses dated November 1, 2008

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectus dated November 1, 2008

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Income Funds
JPMorgan Short Term Bond Fund II
Prospectus dated July 1, 2008

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Prospectus dated December 31, 2008

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund
Prospectus dated November 1, 2008

(Class A, Class B and Class C Shares)

JPMORGAN TRUST I	JPMORGAN TRUST II

JPMorgan Money Market Funds	JPMorgan Money Market Funds
JPMorgan Prime Money Market Fund	JPMorgan Liquid Assets Money Market Fund
Prospectus dated July 1, 2008	JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus dated July 1, 2008

(Class B and Class C Shares)

Supplement dated May 22, 2009
to the Prospectuses as dated above, as supplemented

Effective immediately, two of the sales charge waivers will be revised as disclosed below.

Waiver of the Class A Sales Charge

The second bullet point under waiver number 5 in the “How to Do Business with the Funds—SALES CHARGES—Waiver of the Class A Sales Charge” is replaced with the following, so that no sales charges will be imposed on Class A Shares of the Funds if the shares were bought by the group retirement and deferred compensation plans described in the new disclosure:

Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

Waiver of the Class B and Class C CDSC

Waiver number 2 in “How to Do Business with the Funds—SALES CHARGES—Waiver of the Class B and Class C CDSC” of the non-money market fund prospectuses and in “How Your Account Works—DISTRIBUTION ARRANGEMENTS—Waivers of the Class B and Class C CSDC” in the money market fund prospectuses is replaced with the following, so that no CDSC is imposed on redemptions of Class B or Class C Shares of the Funds when the redemptions are made in accordance with the new disclosure:

2.       Redemptions made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability.  In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-WAIVERSC-509